Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories
NOTE 7—Inventories         Inventories are summarized as follows (in thousands):

	December 31,
	2011	2010
Coal	$180,537	$69,110
Raw materials and supplies	59,900	28,521

Total inventories	$240,437	$97,631